Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Shareholders' equity

Note 18 - Shareholders’ equity

a)	Common shares

The Company’s authorized capital stock includes an unlimited number of common shares (issued 185,930,331 common shares) having no par value and preferred shares issuable in series (issued - nil).

During the year ended December 31, 2017, 433,718 common shares (2016 – 545,087 common shares) were issued on the exercise of stock options, for cash proceeds of $10.1 million (2016 - $16.3 million), 50,393 common shares (2016 – 66,032 common shares) were issued upon vesting of restricted share units and 6,388,528 common shares (2016 – 489 common shares) were issued upon the exercise of warrants for cash proceeds of $356.4 million (2016 - $0.03 million). In addition, 575,553 common shares (2016 – 588,182 common shares) were issued pursuant to the terms of the Company’s Dividend Reinvestment Plan (“DRIP”) for the year ended December 31, 2017.

On February 19, 2016, the Company completed a bought deal financing with a syndicate of underwriters for 19.2 million common shares at $47.85 per common share. The net proceeds to the Company were $883.5 million after deducting share issue costs and expenses of $36.6 million.  The Company recorded a deferred tax asset of $10.4 million relating to the share issue costs.

b)	Dividends

The Company declared dividends in the amount of $167.9 million (2016 - $156.8 million), or $0.91 per share (2016 - $0.87 per share), in the year ended December 31, 2017. The Company paid cash dividends in the amount $125.8 million (2016 - $118.1 million) and issued common shares pursuant to its DRIP valued at $42.1 million (2016 - $38.7 million), in the year ended December 31, 2017.

c)	Stock-based payments

On November 12, 2007, the Company’s Board of Directors adopted a stock option plan, which was replaced by the Company’s share compensation plan covering both stock options and RSUs effective May 12, 2010 (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors.  The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant.  The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant.  Options expire on the earlier of the expiry date or the date of termination.  Options are non-transferable.  The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 5,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

During the year ended December 31, 2017, the Company granted 97,789 stock options (2016 — 263,568) to employees at a weighted average exercise price of C$100.10 (2016 — C$75.45). These ten-year term options vest over three years in equal portions on the anniversary of the grant date.  The fair value of stock options granted during 2017 has been determined to be $2.3 million (2016 - $4.3 million).

The fair value of the options was calculated using the Black-Scholes option pricing model and utilized the following weighted average assumptions, and resulted in a weighted average fair value of C$30.30 per stock option (2016 — C$21.78 per stock option):

	2017	2016
Risk-free interest rate	1.65%	0.66%
Expected dividend yield	1.19%	1.54%
Expected price volatility of the Company’s common shares	36.10%	37.70%
Expected life of the option	5 years	5 years
Forfeiture rate	0%	0%

During the year ended December 31, 2017, an expense of $3.1 million (2016 - $2.3 million) related to stock options has been included in the consolidated statement of income and other comprehensive income (loss) and $0.5 million was capitalized to royalty, stream and working interest, net (2016 - $0.3 million).  As at December 31, 2017, there is $4.2 million (2016 - $5.3 million) of total unrecognized non-cash stock-based compensation expense relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 1.4 years (2016 — 1.4 years).

Options to purchase common shares of the Company that have been granted in accordance with the Plan and pursuant to other agreements are as follows:

	2017			2016
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	1,304,328	C$	50.64	1,592,480	C$	46.67
Granted	97,789	C$	100.10	263,568	C$	75.45
Exercised	(433,718)	C$	30.79	(545,087)	C$	39.25
Forfeited	(12,796)	C$	67.81	(6,633)	C$	58.35
Stock options outstanding, end of the year	955,603	C$	64.48	1,304,328	C$	50.64

Exercisable stock options, end of the year	617,539	C$	55.88	825,875	C$	39.72

Options to purchase common shares outstanding at December 31, 2017, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$15.41	5,000	5,000	0.89
C$31.39	10,000	10,000	2.39
C$31.45	38,000	38,000	2.71
C$33.12	1,500	1,500	2.90
C$33.20	1,000	1,000	2.98
C$40.87	52,786	52,786	5.95
C$42.43	3,000	3,000	4.25
C$42.67	2,500	2,500	3.92
C$46.17	100,000	100,000	5.64
C$55.58	27,397	27,397	4.95
C$59.52	155,936	155,936	6.95
C$58.67	65,000	43,333	7.64
C$65.76	136,718	90,759	7.95
C$75.45	258,977	86,328	8.95
C$100.10	97,789	—	9.95
	955,603	617,539	7.46

d)Share Purchase Warrants

Outstanding share purchase warrants as at December 31, 2017 and 2016 are as follows:

	2017	2016
Warrants outstanding, beginning of the year	6,510,280	6,510,769
Exercised	(6,388,528)	(489)
Forfeited	(121,752)	—
Warrants outstanding, end of the year	—	6,510,280

During the year ended December 31, 2017, 6,388,528 warrants were exercised for cash proceeds of $356.4 million in exchange for the issuance of 6,388,528 common shares.  The warrants had an exercise price of C$75.00 per warrant and expired on June 16, 2017.

e)Deferred Share Unit Plan

Under the DSU Plan, non-executive directors may choose to convert all or a percentage of their directors’ fees into DSUs. The directors must elect to convert their fees prior to January 1 in each year. In addition, the Company may award DSUs to non-executive directors as compensation.

DSUs earn dividend equivalents in the form of additional DSUs at the same rate as dividends on common shares. Participants are not allowed to redeem their DSUs until retirement or termination of directorship. For DSUs that have been credited upon the conversion of directors’ fees, the DSUs vest immediately. The cash value of the DSUs at the time of redemption is equivalent to the market value of the Company’s common shares when redemption takes place.

During the year ended December 31, 2017, 19,632 DSUs and Dividend Equivalent DSUs were granted to directors under the DSU Plan (2016 — 19,209). The value of the DSU liability as at December 31, 2017, was $6.7 million (2016 - $3.8 million). The mark-to-market adjustment recorded for the year ended December 31, 2017, in respect of the DSU Plan, was $1.6 million (2016 - $0.2 million).

f)Restricted Share Units

Under the Plan, employees and officers may be granted performance-based or time-based RSUs. When each RSU vests, the holder is entitled to one common share for no additional consideration. Performance-based RSUs vest at the end of a three year period following the achievement of certain performance criteria and target settlement will range from 0% to 100% of the value.  Time-based RSUs vest over a three year period on the anniversary of the date of grant.

During the year ended December 31, 2017, 21,095 performance-based RSUs (2016 — 25,611) and 20,745 time-based RSUs (2016 — 25,164) were awarded to management of the Company. The fair value of the RSUs, which is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of issuance granted, was determined to be $3.3 million in 2017 (2016 - $2.9 million). Included in the Company’s stock-based compensation expense is an amount of $1.5 million (2016 – $2.7 million) relating to RSUs. In addition, $0.3 million related to the RSUs was capitalised to royalty, stream and working interest, net (2016 – $0.3 million). As at December 31, 2017, there is $5.3 million (2016 – $4.1 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested restricted share units granted under the Plan, which is expected to be recognized over a weighted average period of 1.5 years (2016 — 1.5 years).

g)Outstanding Share Purchase Warrants, Incentive Stock Options, Special Warrants and Restricted Share Units

The following table sets out the maximum shares that would be outstanding if all of the share purchase warrants, incentive stock options and restricted share units, at December 31, 2017 and 2016, respectively, were exercised:

	2017	2016
Common shares outstanding	185,930,331	178,482,139
Stock options	955,603	1,304,328
Restricted Share Units	119,796	138,614
Warrants	—	6,510,280
Special Warrant(1)	—	2,000,000
	187,005,730	188,435,361

[1]

In connection with a transaction with Taseko Mines Limited, one special warrant was granted to Taseko which was exchangeable into 2,000,000 purchase share warrants entitling Taseko to purchase one common share of the Company at a price of C$75.00 once Taseko’s New Prosperity project gets fully permitted and financed. New Prosperity’s most recent permit application was denied and the warrant expired unexercised on June 16, 2017.